Expense Example	Sep. 30, 2024 USD ($)
(AllianzIM Growth-100 Buffer5 ETF) | AllianzIM Growth-100 Buffer5 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	237
(AllianzIM Growth-100 Buffer15 ETF) | AllianzIM Growth-100 Buffer15 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	$ 237